Oil and Gas Properties	12 Months Ended
Dec. 31, 2013
Extractive Industries [Abstract]
Oil and Gas Properties

7. Oiland Gas Properties

The followingtable sets forth the Company’s oil and gas properties:

	December 31,
	2013	2012
	(In thousands)
Proved oil and gas properties (1)	$7,491,321	$500,883
Less: Accumulated depreciation, depletion, amortization and impairment	(484,968)	(15,858)
Proved oil and gas properties, net	7,006,353	485,025
Unproved oil and gas properties	6,243,014	1,031,211
Total oil and gas properties, net	$13,249,367	$1,516,236

(1)	Included in the Company’s proved oil and gas properties are estimates of future asset retirement costs of $20,267 and $2,722 at December 31, 2013 and 2012, respectively.